LIQUIDITY (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cash	$ 3,094,088		$ 16,062,047
Net loss	345,611	$ 278,626
Working capital	12,400,000		12,750,000
Shareholders equity	9,121,564		$ 9,414,353
Major Shareholders [Member]
Shareholders equity	$ 204,475